RELATED PARTY TRANSACTIONS - Founder Shares (Details)		9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 18, 2021 USD ($) shares	Sep. 30, 2022 USD ($) D $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Deferred offering cost | $		$ 567,396	$ 567,396	$ 567,396
Expenses incurred and paid | $		$ 0		$ 8,640
Founder Shares
Related Party Transaction [Line Items]
Shares subject to forfeiture	0
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Number of shares issued	3,593,750
Aggregate number of shares owned	468,750
Shares subject to forfeiture	468,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion		1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days	150 days
Deferred offering cost | $	$ 25,000